Summary of Significant Accounting Policies - Schedules of Concentration of Risk, by Risk Factor (Details) (10-K)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	[1]	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Sales Revenue, Net [Member]
Concentration Risk, Percentage						10.00%	10.00%
Customer A [Member]
Concentration Risk, Percentage			27.00%		25.00%	14.00%	21.00%
Customer A [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage						14.00%	21.00%

[1]	Customer did not represent greater than 10% of total net revenue.